Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

2. Discontinued Operations

On January 17, 2025, BrightSpring entered into a definitive agreement to sell its Community Living business to National Mentor Holdings, Inc. (the “Purchaser”), for $835.0 million in cash upon closing, subject to certain post-closing adjustments. We entered into the transaction in order to streamline our service offerings and further focus on the senior and specialty populations. The transaction is currently expected to close in 2025, subject to receipt of customary regulatory approvals and satisfaction of other closing conditions.

The Company has determined the divestiture of the Community Living business represents a strategic shift that will have a major effect on its business and has concluded the criteria for classification as discontinued operations were met. Accordingly, the Community Living business is reported as discontinued operations in accordance with Accounting Standards Codification (“ASC”) 205-20, Discontinued Operations. The related assets and liabilities of the Community Living business are classified as assets and liabilities held for sale in the accompanying consolidated balance sheets and the results of operations from the Community Living business are classified as discontinued operations in the consolidated statements of operations. Applicable amounts in prior years have been retrospectively revised and recast to conform to this discontinued operations presentation. The Community Living business was historically presented as a part of the Provider Services reportable segment.

In accordance with ASC 205-20, Allocation of Interest to Discontinued Operations, the Company elected to allocate interest expense to discontinued operations for the Company’s debt that is not directly attributed to the Community Living business. Interest expense was allocated based on a ratio of net assets held for sale to the sum of consolidated net assets and consolidated debt. In addition, upon closing of the divestiture, we will enter into a transition services agreement with the Purchaser to support the Purchaser's post-closing operations of the Community Living business by providing the Purchaser with certain transition services in exchange for service fees in the form of both fixed-price and pass through costs. Transition services will primarily include finance and accounting, human resources, IT, facilities management, and compliance.

The financial results of the Community Living business are presented as income from discontinued operations on our consolidated statements of operations. The following table presents the financial results of the Community Living business (in thousands):

	For the Years Ended December 31,
	2024	2023	2022
Services revenue	$1,194,258	$1,135,159	$1,083,104
Cost of services	872,250	840,361	813,772
Gross profit	322,008	294,798	269,332
Selling, general, and administrative expenses	223,588	205,743	200,364
Operating income of discontinued operations	98,420	89,055	68,968
Interest expense, net	37,840	52,694	33,771
Income from discontinued operations before incomes taxes	60,580	36,361	35,197
Income tax expense from discontinued operations	12,170	10,930	8,855
Income from discontinued operations, net of income taxes	$48,410	$25,431	$26,342

The following table presents the aggregate carrying amounts of assets and liabilities held for sale for the Community Living business in the consolidated balance sheets (in thousands):

	December 31, 2024	December 31, 2023
Assets
Current assets:
Cash and cash equivalents	$299	$641
Accounts receivable, net of allowance for credit losses	125,872	114,727
Inventories	4,007	3,901
Prepaid expenses and other current assets	1,269	1,307
Total current assets held for sale	131,447	120,576
Property and equipment, net of accumulated depreciation of $110,417 and $91,955 at December 31, 2024 and December 31, 2023, respectively	69,715	70,443
Goodwill	307,640	307,640
Intangible assets, net of accumulated amortization	216,258	241,221
Operating lease right-of-use assets, net	88,717	101,306
Deferred income taxes, net	287	—
Other assets	5,343	4,484
Total assets held for sale	$819,407	$845,670
Liabilities
Current liabilities:
Trade accounts payable	$17,366	$16,774
Accrued expenses	60,791	77,687
Current portion of obligations under operating leases	30,755	34,042
Current portion of obligations under financing leases	8,651	7,906
Total current liabilities held for sale	117,563	136,409
Obligations under operating leases, net of current portion	58,147	66,832
Obligations under financing leases, net of current portion	18,461	16,774
Deferred income taxes, net	—	637
Long-term liabilities	569	638
Total liabilities held for sale	$194,740	$221,290

The following table presents the significant non-cash items and purchases of property and equipment for the discontinued operations that are included in the accompanying consolidated statements of cash flows (in thousands):

	For the Years Ended December 31,
	2024	2023	2022
Cash flows from discontinued operations operating activities:
Depreciation and amortization	$42,338	$41,779	$43,637
Share-based compensation	7,838	137	183
Impairment of long-lived assets	6,238	8,134	8,898

Cash flows from discontinued operations investing activities:
Purchases of property and equipment	10,429	11,983	17,326